Derivative and Hedging Instruments - Summary of Fair Value and Fair Value Hierarchy of Derivative Instruments (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	$ 17,503	$ 27,793
Total derivative liabilities	10,038	14,962
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	17,503	27,793
Total derivative liabilities	10,038	14,962
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	14,971	25,735
Total derivative liabilities	7,829	12,652
Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	854	957
Total derivative liabilities	2,182	2,244
Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	1,677	1,098
Total derivative liabilities	27	66
Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	1	3
Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	14,981	23,913
Total derivative liabilities	9,617	14,525
Level 2 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	12,510	21,902
Total derivative liabilities	7,419	12,271
Level 2 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	854	957
Total derivative liabilities	2,181	2,239
Level 2 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	1,616	1,051
Total derivative liabilities	17	15
Level 2 [Member] | Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	1	3
Level 3 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	2,522	3,880
Total derivative liabilities	421	437
Level 3 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	2,461	3,833
Total derivative liabilities	410	381
Level 3 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative liabilities	1	5
Level 3 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	61	47
Total derivative liabilities	$ 10	$ 51